ASSET RETIREMENT OBLIGATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

NOTE 11. ASSET RETIREMENT OBLIGATIONS

The Company has a number of oil and gas wells in production and will have AROs that will be settled once the wells are permanently removed from service. The primary obligations involve the removal and disposal of surface equipment, plugging and abandoning the wells and site restoration.

AROs associated with the retirement of tangible long-lived assets are recognized as liabilities with an increase to the carrying amounts of the related long-lived assets in the period incurred. The fair value of AROs is recognized at the date a new well is completed or the acquisition date of the working interest. The cost of the tangible asset, including the asset retirement cost, is depleted over the life of the asset. AROs are recorded at estimated fair value, measured by reference to the expected future cash outflows required to satisfy the retirement obligations discounted at the Company’s credit-adjusted risk-free interest rate. Accretion expense is recognized over time as the discounted liabilities are accreted to their expected settlement value. If estimated future costs of AROs change, an adjustment is recorded to both the ARO and the long-lived asset. Revisions to estimated AROs can result from changes in retirement cost estimates including revisions to estimated inflation rates, revisions to estimated discount rates and changes in the estimated timing of abandonment. The Company used the following inputs in its calculation of its asset retirement obligations.

	Three Months Ended		Year Ended
	March 31, 2025		December 31, 2024
Inflation rate	3.042%		3.873%
Discount factor	10.0%		10.0%
Estimated asset life	3.75 – 49.75	years	4 – 50	years

The following table shows the change in the Company’s ARO liability for the three months ended March 31, 2025 and the year ended December 31, 2024:

Asset retirement obligations, December 31, 2024	$2,198,064
Accretion expense	54,932
Asset retirement obligations, March 31, 2025	$2,252,996

NOTE 11. ASSET RETIREMENT OBLIGATIONS

The Company has a number of oil and gas wells in production and will have AROs that will be settled once the wells are permanently removed from service. The primary obligations involve the removal and disposal of surface equipment, plugging and abandoning the wells and site restoration.

AROs associated with the retirement of tangible long-lived assets are recognized as liabilities with an increase to the carrying amounts of the related long-lived assets in the period incurred. The fair value of AROs is recognized at the date a new well is completed or the acquisition date of the working interest. The cost of the tangible asset, including the asset retirement cost, is depleted over the life of the asset. AROs are recorded at estimated fair value, measured by reference to the expected future cash outflows required to satisfy the retirement obligations discounted at the Company’s credit-adjusted risk-free interest rate. Accretion expense is recognized over time as the discounted liabilities are accreted to their expected settlement value. If estimated future costs of AROs change, an adjustment is recorded to both the ARO and the long-lived asset. Revisions to estimated AROs can result from changes in retirement cost estimates including revisions to estimated inflation rates, revisions to estimated discount rates and changes in the estimated timing of abandonment. The Company used the following inputs in its calculation of its asset retirement obligations.

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
Inflation rate	3.873%		3.087%
Discount factor	10.0%		10.0%
Estimated asset life	4 – 50	years	11 – 50	years

The following table shows the change in the Company’s ARO liability for the years ended December 31, 2024 and 2023:

Asset retirement obligations, January 1, 2023	$5,485,915
Liabilities incurred	85,802
Liabilities sold	(3,510,966)
Change in estimates	(497,407)
Accretion expense	91,624
Asset retirement obligations, December 31, 2023	1,654,968
Liabilities sold	(26,780)
Liabilities settled	(28,087)
Change in estimates	435,067
Accretion expense	162,896
Asset retirement obligations, December 31, 2024	$2,198,064

The liabilities sold during the year ended December 31, 2024 represented the asset retirement obligations associated with certain properties located in Chaves County, New Mexico that were assigned to Earnest Producing Corporation by the Company. (See NOTE 9. RELATED PARTY TRANSACTIONS)